PROSPECTUS SUPPLEMENT

      ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT B

                                       AND

   RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK AND ITS SEPARATE ACCOUNT NY-B

  SUPPLEMENT DATED JANUARY 26, 2005 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your product prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

Effective April 29, 2005, and pursuant to applicable regulatory approvals, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York (the "Companies") and ING USA Separate Account B and ReliaStar Life Insurance Company of New York Separate Account NY-B (the "Separate Accounts") will replace the following funds in which sub-accounts of the Separate Accounts invest (the "Replaced Funds") with the following other fund (the "Substitute Fund"), as follows:


--------------------------------------------------------------- ---------------------------------------------------------------
                        Replaced Fund                                                  Substitute Fund
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares         ING Oppenheimer Global Portfolio - Initial Class
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
ING Oppenheimer Global Portfolio - Service Class                ING Oppenheimer Global Portfolio - Initial Class
--------------------------------------------------------------- ---------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o Effective April 29, 2005, the sub-account which invests in the Substitute Fund will be available through your variable annuity contract, and all references in your contract's prospectus to the name of a Replaced Fund will be replaced with the name of the corresponding Substitute Fund.

o After April 29, 2005, the effective date of the substitutions, the sub-accounts which invest in the Replaced Funds will no longer be available through your variable annuity contract.

o Prior to the effective date of the substitution and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitution all amounts you have allocated to a sub-account which invests in a Replaced Fund will automatically be reallocated to the sub-account which invests in the corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

o You will not incur any fees or charges or any tax liability because of the substitution, and your contract value immediately before the substitutions will equal your contract value immediately after the substitution.

o The total expenses of the Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described below and in the Substitute Fund's prospectus.

o The investment objective and policies of the Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policy of the corresponding Replaced Fund. The investment objective of the Substitute Fund is more fully described below and in the Substitute Fund's prospectus.

o A prospectus for the Substitute Fund accompanies this supplement. Read this prospectus carefully before deciding what to do with amounts allocated to a sub-account which invests in a Replaced Fund.

SmartDesign - 134988                   Page 1 of 2                  January 2005

SUBSTITUTE FUND FEES AND EXPENSES. The following table shows the investment advisory fees and other expenses charged annually by the Substitute Fund. The figures are a percentage of the average net assets of the fund as of December 31, 2003. See the prospectus for the Substitute Fund for more information concerning these fees and expenses.


------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
                                                                                                   FEES AND
                                                        SERVICE                    TOTAL GROSS     EXPENSES       TOTAL NET
                                       MANAGEMENT       AND/OR         OTHER       ANNUAL FUND     WAIVED OR     ANNUAL FUND
             FUND NAME                    FEES        DISTRIBUTION     EXPENSES      EXPENSES      REIMBURSED       EXPENSES
                                       (12B-1) FEES
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Oppenheimer Global Portfolio-
Initial Class 1                           0.60%          0.00%         0.06%          0.66%          0.00%          0.66%
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------

1. Effective December 1, 2004, the administrative fees (Other Expenses) have been restated to reflect a decrease as follows: from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

SUBSTITUTE FUND INVESTMENT ADVISER/SUB-ADVISER AND INVESTMENT OBJECTIVES. The following table lists the investment adviser and subadviser and information regarding the investment objectives of the Substitute Fund. More detailed information about this fund can be found in the current prospectus and Statement of Additional Information for the fund.

---------------------------------------- ---------------------------------------------- ---------------------------------------
                                         INVESTMENT ADVISER
FUND NAME                                SUBADVISER                                      INVESTMENT OBJECTIVE
---------------------------------------- ---------------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------------- ---------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO         INVESTMENT ADVISER:                            Seeks capital appreciation.
                                         ------------------
                                         ING Life Insurance and Annuity Company

                                         SUBADVISER:
                                         OppenheimerFunds, Inc.
---------------------------------------- ---------------------------------------------- ---------------------------------------























SmartDesign - 134988                   Page 2 of 2                  January 2005